[GRAPHIC]

                                                 Semiannual Report June 30, 2001


Oppenheimer

High Income Fund/VA

A Series of Oppenheimer Variable Account Funds


                                               [LOGO]    Oppenheimer Funds(R)
                                                         The Right Way to Invest

--------------------------------------------------------------------------------
Oppenheimer Variable Account Funds--Oppenheimer High Income Fund/VA
--------------------------------------------------------------------------------


================================================================================

Objective

Oppenheimer High Income Fund/VA, a series of Oppenheimer Variable Account Funds, seeks a high level of current income by investing in high yield, high risk fixed income securities both in the U.S. and abroad, including unrated securities
("junk" bonds) or securities in the lower rating categories. These securities may be considered speculative. Investing in foreign securities entails additional expenses and risks, including foreign currency fluctuations, while investing in junk bonds carries a greater risk of default.

================================================================================

Narrative by Tom Reedy, Portfolio Manager

After a tumultuous 2000, both the high yield bond market and Oppenheimer High Income Fund/VA showed signs of improvement during the six months ended June 30, 2001, with the Fund producing a cumulative total return of 1.97%.(1)

     At the start of the six-month period, yields on non-investment-grade bonds stood at very high levels, reflecting broad concerns about whether, in a flagging economy, less-creditworthy businesses might default on their debts. Then, in January, the Federal Reserve (the Fed) twice cut the federal funds interest rate by 0.5% in an attempt to stimulate economic growth. Bond prices rallied dramatically that month, especially in the downtrodden high yield sector.

     Despite three additional 0.5% reductions by the Fed, the direction of the economy remained uncertain, and investors continued to anticipate higher default rates for lower rated bonds. Default rates, which had hovered at 1%-2% in the mid-1990s and approached 4% in 1999, have since accelerated to over 6%. To make matters worse, the recovery rate, or the amount investors receive as repayment of principal on defaulted bonds, has fallen from an historic, long-term average of more than 30 cents to approximately 20 cents. Much of this can be attributed to problems in raising capital for the telecommunications sector.

     Together, rising default rates and declining recovery rates caused investors to demand higher yields for lower rated bonds as the period progressed. As yields rose, prices receded from their January highs. Nonetheless, the high yield market as a whole finished the period in positive territory; rich yields compensated for the price depreciation in many cases, especially among BB-rated securities.

     For B-rated (or "single-B") securities, results were less favorable. Much of this group comprises securities issued by telecommunications companies still in the capital-intensive process of building out the infrastructure for the Internet and wireless communications. As investors have grown increasingly wary of this industry, a fair number of these single-B companies have found it more difficult to obtain capital to finish their buildouts and complete the transition to revenue-generating businesses. The general malaise surrounding these companies infected many other single-B securities during the period. As a result, yields on B-rated securities were approximately 4% higher than those of BB-rated issues.


In reviewing performance, please remember that past performance cannot guarantee future results. Because of ongoing market volatility, the Fund's performance may be subject to fluctuations, and current performance may be less than the results shown.

(1) Includes changes in net asset value per share and reinvestment of dividends and capital gains distributions and does not include the charges associated with the separate account products which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


2                        Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Oppenheimer Variable Account Funds--Oppenheimer High Income Fund/VA
--------------------------------------------------------------------------------


================================================================================
Anticipating that the Fed would cut interest rates and thereby give the high yield market a boost, we positioned the portfolio somewhat aggressively, with an above-average weighting in B-rated securities (2) We believed that, because they are more economically sensitive, these lower rated issues would show more dramatic improvements in a resurgent economy. We looked for companies that were facing default risk not in 2001 but in 2002 or 2003. We felt that, by that time, the U.S. economy could have regained its forward momentum, making it easier for lower rated companies to access capital. In the meantime, their high coupons would have made a major contribution to the portfolio's current yield.

     As it was, the portfolio's single-B telecommunications holdings did provide very strong yields that were offset by price depreciation. In contrast, the energy bonds in the portfolio generated both high yields and price gains, reflecting improving fundamentals for the entire oil and gas sector.

We believe that high yield default rates will continue to climb in 2001, then show signs of improvement in 2002 as the Fed's aggressive easing of monetary policy rekindles faster economic growth. For this reason, we are maintaining the portfolio's slight tilt toward economically sensitive single-B and telecommunications issues. In particular, we favor wireless infrastructure companies that construct and operate the towers where cellular transmitters are located. This more mature sector of telecommunications has withstood the economic slowdown better than the wireline portion and may do better yet when the economy regains speed. In the meantime, we will continue to seek out selective opportunities in the high yield market, which is just one of the reasons why Oppenheimer High Income Fund/VA remains an important part of The Right Way to Invest.


(2) The Fund's portfolio is subject to change.


                        Oppenheimer High Income Fund/VA                        3

--------------------------------------------------------------------------------
Statement of Investments  June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                                            Principal   Market Value
                                                                                            Amount      See Note 1
====================================================================================================================
Corporate Loans--0.3%
--------------------------------------------------------------------------------------------------------------------
Telergy, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche A, 11.02%, 12/22/01(1)(2) (Cost $1,007,944)                                         $1,015,625  $  1,015,625
====================================================================================================================
Mortgage-Backed Obligations--1.6%
--------------------------------------------------------------------------------------------------------------------
AMRESCO Commercial Mortgage Funding I Corp., Multiclass Mtg
Pass-Through Certificates, Series 1997-C1, Cl. H, 7%, 6/17/29(3)                               200,000       158,930
--------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1997-D4, Cl. B1, 7.525%, 4/14/29(2)                                                     167,000       132,335
Series 1997-D4, Cl. B2, 7.525%, 4/14/29(2)                                                     167,000       128,029
Series 1997-D4, Cl. B3, 7.525%, 4/14/29(2)                                                     166,000       118,327
--------------------------------------------------------------------------------------------------------------------
CBA Mortgage Corp., Commercial Mtg. Pass-Through Certificates:
Series 1993-C1, Cl. E, 6.72%, 12/25/03(2)(3)                                                   250,000       247,383
Series 1993-C1, Cl. F, 6.72%, 12/25/03(2)(3)                                                   700,000       622,125
--------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates:
Series 1997-CHL1, Cl. D, 8.11%, 5/25/08(2)(3)                                                  300,000       252,844
Series 1997-CHL1, Cl. E, 8.11%, 2/25/11(2)(3)                                                1,500,000     1,104,375
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1996-C1, Cl. E, 7.441%, 3/15/06(1)(2)                                                   835,342       761,195
--------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1997-MC1, Cl. F, 7.452%, 5/20/07(3)                                                     254,890       220,440
--------------------------------------------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
Series 1994-C1, Cl. E, 8%, 6/25/26                                                             588,534       581,452
Series 1995-C1, Cl. F, 6.90%, 2/25/27                                                          292,088       273,855
--------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg
Pass-Through Certificates, Series 1996-B, Cl. 1, 7.136%, 4/25/26(3)                          1,353,319       947,323
                                                                                                         -----------
Total Mortgage-Backed Obligations (Cost $5,664,727)                                                        5,548,613
====================================================================================================================
Loan Participations--1.0%
--------------------------------------------------------------------------------------------------------------------
Shoshone Partners Loan Trust Sr. Nts., 6.064%, 4/28/02 (representing a basket of reference loans and a total return swap between
Chase Manhattan Bank and the Trust)(1)(2) (Cost $5,373,847)                                  5,360,000     3,419,695
====================================================================================================================
Corporate Bonds and Notes--82.7%
--------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--1.4%
Alliant Techsystems, Inc., 8.50% Sr. Sub. Nts., 5/15/11(3)                                     900,000       913,500
--------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.875% Sr. Sub. Nts., 5/1/11(3)                                                                800,000       796,000
9.50% Sr. Unsec. Sub. Nts., 11/1/08                                                            700,000       714,000
--------------------------------------------------------------------------------------------------------------------
Decrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 9/30/08                 1,750,000     1,673,437
--------------------------------------------------------------------------------------------------------------------
Fairchild Corp., 10.75% Sr. Unsec. Sub. Nts., 4/15/09                                        1,000,000       817,500
                                                                                                         -----------
                                                                                                           4,914,437


4                        Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                            Principal   Market Value
                                                                                            Amount      See Note 1
--------------------------------------------------------------------------------------------------------------------
Chemicals--3.7%
Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                                               $  800,000  $    800,000
--------------------------------------------------------------------------------------------------------------------
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07(1)                                  250,000        97,500
--------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp., 10.375% Sr. Unsec. Sub. Nts., 11/1/07                                      500,000       512,500
--------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                                           600,000       594,000
10.125% Sr. Unsec. Sub. Nts., 7/1/09EUR                                                        500,000       421,183
Zero Coupon Sr. Unsec. Disc. Nts., 13.09%, 12/31/09(4)                                         800,000       246,000
--------------------------------------------------------------------------------------------------------------------
ISP Chemco, Inc., 10.25% Sr. Sub. Nts., 7/1/11(3)                                            2,000,000     2,010,000
--------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.625% Sr. Sec. Nts., Series A, 5/1/07                                                         750,000       748,125
9.875% Sec. Nts., Series B, 5/1/07                                                             600,000       597,000
10.875% Sr. Sub. Nts., 5/1/09                                                                  100,000        98,500
--------------------------------------------------------------------------------------------------------------------
MacDermid, Inc., 9.125% Sr. Sub. Nts., 7/15/11(3)                                            1,750,000     1,767,500
--------------------------------------------------------------------------------------------------------------------
Messer Griesheim Holding AG, 10.375% Sr. Nts., 6/1/11(1)EUR                                    750,000       655,586
--------------------------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Nts., 6/15/08(3)                                           750,000       750,000
--------------------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, Inc., 9.25% Sec. Nts., 10/15/07(5)(6)                                    500,000       245,000
--------------------------------------------------------------------------------------------------------------------
Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07(5)(6)                              700,000       224,000
--------------------------------------------------------------------------------------------------------------------
PMD Group, Inc., 11% Sr. Sub. Nts., 2/28/11(3)                                               1,200,000     1,224,000
--------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc.:
8.75% Sr. Sub. Nts., 3/1/08                                                                  1,500,000       562,500
9% Sr. Unsec. Sub. Nts., Series B, 7/1/07                                                    1,000,000       375,000
--------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
11.25% Sr. Sub. Nts., Series A, 4/1/07(5)                                                      200,000        49,000
11.75% Sr. Unsec. Sub. Nts., 8/15/06(5)                                                        300,000        73,500
12.375% Sr. Sec. Nts., Series B, 7/15/06(5)                                                    800,000       628,000
                                                                                                         -----------
                                                                                                          12,678,894
--------------------------------------------------------------------------------------------------------------------
Consumer Non-Durables--1.9%
AKI Holdings Corp., 0%/13.50% Sr. Disc. Debs., 7/1/09(7)                                     1,080,000       556,200
--------------------------------------------------------------------------------------------------------------------
AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                                                    1,000,000       960,000
--------------------------------------------------------------------------------------------------------------------
Boyds Collection Ltd. (The), 9% Sr. Unsec. Sub. Nts., Series B, 5/15/08                        752,000       759,520
--------------------------------------------------------------------------------------------------------------------
Galey & Lord, Inc., 9.125% Sr. Unsec. Sub. Nts., 3/1/08                                        700,000       318,500
--------------------------------------------------------------------------------------------------------------------
Globe Manufacturing Corp., 10% Sr. Unsec. Sub. Nts., Series B, 8/1/08(1)(5)(6)                 900,000            --
--------------------------------------------------------------------------------------------------------------------
Holmes Products Corp., 9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07                         425,000       155,125
--------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 11.625% Sr. Unsec. Nts., 1/15/08                                           900,000       814,500
--------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc., 9.375% Sr. Sub. Nts., 6/1/11(3)                                      1,000,000     1,022,500
--------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 9% Sr. Nts., 11/1/06                                         1,300,000       936,000
--------------------------------------------------------------------------------------------------------------------
Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05                                          1,000,000     1,000,000
--------------------------------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08(1)(5)(6)                        600,000            60
                                                                                                         -----------
                                                                                                           6,522,405


                         Oppenheimer High Income Fund/VA                       5

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                            Principal   Market Value
                                                                                            Amount      See Note 1
--------------------------------------------------------------------------------------------------------------------
Energy--4.9%
AEI Resources, Inc., 11.50% Sr. Sub. Nts., 12/15/06(3)(5)(6)                                $  750,000  $    264,375
--------------------------------------------------------------------------------------------------------------------
Belden & Blake Corp., 9.875% Sr. Sub. Nts., 6/15/07                                            500,000       410,000
--------------------------------------------------------------------------------------------------------------------
BRL Universal Equipment Corp., 8.875% Sr. Sec. Nts., 2/15/08                                   500,000       512,500
--------------------------------------------------------------------------------------------------------------------
Clark Refining & Marketing, Inc., 8.875% Sr. Sub. Nts., 11/15/07                               500,000       382,500
--------------------------------------------------------------------------------------------------------------------
Denbury Management, Inc., 9% Sr. Sub. Nts., 3/1/08                                             800,000       780,000
--------------------------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11(3)                                                500,000       508,750
--------------------------------------------------------------------------------------------------------------------
El Paso Energy Partners LP, 8.50% Sr. Unsec. Sub. Nts., 6/1/11(3)                            1,000,000     1,005,000
--------------------------------------------------------------------------------------------------------------------
Empresa Electrica del Norte Grande SA, 10.50% Sr. Debs., 6/15/05(3)                          1,000,000       282,500
--------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                                  800,000       860,000
--------------------------------------------------------------------------------------------------------------------
Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08(1)                         1,025,000       722,625
--------------------------------------------------------------------------------------------------------------------
Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp.,
10.375% Sr. Unsec. Sub. Nts., Series B, 6/1/09                                                 500,000       535,000
--------------------------------------------------------------------------------------------------------------------
Lone Star Technologies, Inc., 9% Sr. Sub. Nts., 6/1/11(3)                                    1,000,000       970,000
--------------------------------------------------------------------------------------------------------------------
Nuevo Energy Co., 9.375% Sr. Unsec. Sub. Nts., Series B, 10/1/10                               700,000       707,000
--------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                            1,600,000     1,452,000
--------------------------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                               645,000       683,700
--------------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B, 5/15/07                                     800,000       812,000
--------------------------------------------------------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08                                            2,000,000     1,845,000
--------------------------------------------------------------------------------------------------------------------
SESI LLC, 8.875% Sr. Unsec. Nts., 5/15/11(3)                                                 1,500,000     1,511,250
--------------------------------------------------------------------------------------------------------------------
Statia Terminals International NV/Statia Terminals (Canada), Inc.,
11.75% First Mtg. Nts., Series B, 11/15/03(1)                                                  225,000       232,875
--------------------------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07                                               735,000       753,375
--------------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 2/15/08(7)                   2,000,000     1,830,000
                                                                                                         -----------
                                                                                                          17,060,450
--------------------------------------------------------------------------------------------------------------------
Financial--2.6%
AmeriCredit Corp., 9.875% Gtd. Sr. Nts., 4/15/06                                               800,000       808,000
--------------------------------------------------------------------------------------------------------------------
AMRESCO, Inc., 9.875% Sr. Sub. Nts., Series 98-A, 3/15/05(5)                                   900,000       508,500
--------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07(1)                                                      517,000       553,190
--------------------------------------------------------------------------------------------------------------------
Conseco, Inc., 10.75% Sr. Unsec. Nts., 6/15/08                                               1,600,000     1,576,000
--------------------------------------------------------------------------------------------------------------------
Finova Capital Corp., 7.25% Sr. Unsec. Nts., 11/8/04(5)                                      1,400,000     1,301,663
--------------------------------------------------------------------------------------------------------------------
LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/2/07                                        600,000       672,000
--------------------------------------------------------------------------------------------------------------------
Local Financial Corp., 11% Sr. Nts., 9/8/04(1)                                                 800,000       804,000
--------------------------------------------------------------------------------------------------------------------
Metris Cos., Inc., 10.125% Sr. Unsec. Nts., 7/15/06                                          1,000,000       955,000
--------------------------------------------------------------------------------------------------------------------
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27(1)                                         450,000       362,250
--------------------------------------------------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B, 4/1/08              1,500,000     1,464,375
                                                                                                         -----------
                                                                                                           9,004,978
--------------------------------------------------------------------------------------------------------------------
Food & Drug--1.1%
Family Restaurants, Inc.:
9.75% Sr. Nts., 2/1/02(1)(5)(6)                                                              1,300,000        82,875
10.875% Sr. Sub. Disc. Nts., 2/1/04(1)(5)                                                      100,000         4,375
--------------------------------------------------------------------------------------------------------------------
Fleming Cos., Inc.:
10.125% Sr. Nts., 4/1/08(3)                                                                    800,000       824,000
10.625% Sr. Sub. Nts., Series B, 7/31/07                                                       600,000       618,000
--------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                             325,000       316,875
--------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 11.25% Sr. Nts., 7/1/08(3)                                                   1,800,000     1,824,750
                                                                                                         -----------
                                                                                                           3,670,875


6                        Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                            Principal   Market Value
                                                                                            Amount      See  Note 1
--------------------------------------------------------------------------------------------------------------------
Food/Tobacco--1.8%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                                   $  700,000  $    598,500
--------------------------------------------------------------------------------------------------------------------
Del Monte Corp., 9.25% Sr. Sub. Nts., 5/15/11(3)                                             1,000,000     1,025,000
--------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 9.75% Sr. Unsec. Sub. Nts., 5/15/07                                        500,000       343,125
--------------------------------------------------------------------------------------------------------------------
Michael Foods, Inc., 11.75% Sr. Sub. Nts., 4/1/11(3)                                           400,000       412,000
--------------------------------------------------------------------------------------------------------------------
Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05                                  1,300,000     1,001,000
--------------------------------------------------------------------------------------------------------------------
SmithField Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08                                   925,000       906,500
--------------------------------------------------------------------------------------------------------------------
Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts., 11/15/07(1)                    1,175,000       910,625
--------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.625% Sr. Sub. Nts., 4/15/11(3)EUR                            1,000,000       903,746
                                                                                                         -----------
                                                                                                           6,100,496
--------------------------------------------------------------------------------------------------------------------
Forest Products/Containers--3.1%
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05(1)(5)(6)                       200,000         4,000
--------------------------------------------------------------------------------------------------------------------
Ball Corp.:
7.75% Sr. Unsec. Nts., 8/1/06                                                                  700,000       713,125
8.25% Sr. Unsec. Sub. Nts., 8/1/08                                                             800,000       814,000
--------------------------------------------------------------------------------------------------------------------
Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04                                               2,000,000     1,240,000
--------------------------------------------------------------------------------------------------------------------
Gaylord Container Corp., 9.75% Sr. Unsec. Nts., Series B, 6/15/07                            1,200,000       762,000
--------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts., 4/1/09                                750,000       799,687
--------------------------------------------------------------------------------------------------------------------
Repap New Brunswick, Inc.:
9% First Priority Sr. Sec. Nts., 6/1/04                                                        450,000       477,000
11.50% Sr. Sec. Nts., 6/1/04                                                                   500,000       570,000
--------------------------------------------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07                                                                700,000       717,500
10.875% Sr. Sub. Nts., 4/1/08                                                                  500,000       482,500
--------------------------------------------------------------------------------------------------------------------
SD Warren Co., 14% Unsec. Nts., 12/15/06(8)                                                  1,158,749     1,254,346
--------------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
9.25% Sr. Nts., 2/1/08(3)                                                                    1,000,000     1,021,250
9.75% Sr. Nts., 2/1/11(3)                                                                    1,500,000     1,537,500
--------------------------------------------------------------------------------------------------------------------
U.S. Timberlands Co. LP, 9.625% Sr. Nts., 11/15/07                                             400,000       322,000
                                                                                                         -----------
                                                                                                          10,714,908
--------------------------------------------------------------------------------------------------------------------
Gaming/Leisure--5.4%
Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995(1)(5)(6)                    9,500            --
--------------------------------------------------------------------------------------------------------------------
Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07                                                340,000       340,000
--------------------------------------------------------------------------------------------------------------------
Coast Hotel & Casinos, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/09                                500,000       513,750
--------------------------------------------------------------------------------------------------------------------
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11(3)                                                 2,000,000     1,920,000
--------------------------------------------------------------------------------------------------------------------
Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09                                 800,000       820,000
--------------------------------------------------------------------------------------------------------------------
Hollywood Casino Corp., 11.25% Sr. Sec. Nts., 5/1/07                                           500,000       530,000
--------------------------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07                          1,000,000       925,000
--------------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                                          1,000,000     1,060,000
--------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                                     1,500,000     1,507,500
--------------------------------------------------------------------------------------------------------------------
Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06(1)                                              1,000,000       990,000
--------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                         1,250,000     1,315,625
--------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp.:
9.125% Sr. Nts., 1/15/08(3)                                                                  1,000,000     1,012,500
9.125% Sr. Nts., 1/15/11(3)                                                                    500,000       506,250


                         Oppenheimer High Income Fund/VA                       7

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                            Principal   Market Value
                                                                                            Amount      See Note 1
--------------------------------------------------------------------------------------------------------------------
Gaming/Leisure  (continued)
MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts., 2/1/11(9)                                    $1,000,000  $  1,011,250
--------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 8.75% Sr. Unsec. Sub. Nts., 1/1/09                          1,500,000     1,548,750
--------------------------------------------------------------------------------------------------------------------
Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08(7)                                                             1,200,000       975,000
9.25% Sr. Nts., 4/1/06                                                                         600,000       600,000
9.75% Sr. Nts., 6/15/07                                                                        300,000       303,000
--------------------------------------------------------------------------------------------------------------------
Six Flags Entertainment Corp., 8.875% Sr. Nts., 4/1/06                                       1,000,000     1,000,000
--------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.75% Sr. Sub. Nts., 4/15/07                                            800,000       824,000
--------------------------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas Sands, Inc., 12.25% Mtg. Nts., 11/15/04                   800,000       860,000
                                                                                                         -----------
                                                                                                          18,562,625
--------------------------------------------------------------------------------------------------------------------
Healthcare--3.6%
Beverly Enterprises, Inc., 9.625% Sr. Nts., 4/15/09(3)                                       1,500,000     1,545,000
--------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc., 13.50% Sr. Sub. Nts., Series B, 10/1/09        715,000       836,550
--------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 9.25% Sr. Unsec. Sub. Nts., 4/15/11(3)                                           800,000       820,000
--------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                 2,525,000     2,468,187
--------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred Nts., 6/15/11(3)               500,000       490,000
--------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc.:
8.75% Sr. Nts., 11/15/08(3)                                                                    300,000       310,500
9.75% Sr. Nts., 11/15/08(3)                                                                  1,065,000     1,096,950
--------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/15/09(1)                            919,000     1,006,305
--------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc.:
9% Sr. Sub. Nts., 2/15/08                                                                    1,200,000     1,137,000
9.375% Sr. Nts., 11/15/07(3)                                                                 1,000,000     1,021,250
--------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
8.625% Sr. Sub. Nts., 1/15/07                                                                  300,000       312,750
9.25% Sr. Nts., 9/1/10                                                                         850,000       962,625
--------------------------------------------------------------------------------------------------------------------
Unilab Finance Corp., 12.75% Sr. Sub. Nts., 10/1/09                                            250,000       291,562
                                                                                                         -----------
                                                                                                          12,298,679
--------------------------------------------------------------------------------------------------------------------
Housing--2.4%
Blum CB Corp., 11.25% Sr. Unsec. Sub. Nts., 6/15/11(3)                                       1,500,000     1,481,250
--------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
8% Sr. Nts., 2/1/09                                                                            500,000       485,000
9.75% Sr. Sub. Nts., 9/15/10                                                                   900,000       922,500
--------------------------------------------------------------------------------------------------------------------
Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts., 2/15/10                                           600,000       636,000
--------------------------------------------------------------------------------------------------------------------
KB Home, 9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                 1,500,000     1,515,000
--------------------------------------------------------------------------------------------------------------------
Meritage Corp., 9.75% Sr. Nts., 6/1/11(3)                                                      500,000       500,000
--------------------------------------------------------------------------------------------------------------------
Nortek, Inc.:
9.125% Sr. Unsec. Nts., Series B, 9/1/07                                                     1,000,000       985,000
9.25% Sr. Nts., Series B, 3/15/07                                                              500,000       495,000
9.875% Sr. Sub. Nts., 6/15/11(3)                                                               750,000       725,625
--------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 10.625% Sr. Sub. Nts., 2/15/11(3)                                       600,000       627,000
                                                                                                         -----------
                                                                                                           8,372,375


8                        Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                            Principal   Market Value
                                                                                            Amount      See Note 1
--------------------------------------------------------------------------------------------------------------------
Information Technology--2.2%
Amkor Technology, Inc.:
9.25% Sr. Nts., 2/15/08(3)                                                                  $  800,000  $    756,000
9.25% Sr. Unsec. Nts., 5/1/06                                                                  800,000       776,000
--------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC, 12.50% Sr. Unsec. Nts., 11/1/06                                              325,000       303,875
--------------------------------------------------------------------------------------------------------------------
Cherokee International LLC, 10.50% Sr. Unsec. Sub. Nts., Series B, 5/1/09                    1,000,000       760,000
--------------------------------------------------------------------------------------------------------------------
Chippac International Ltd., 12.75% Sr. Unsec. Sub. Nts., Series B, 8/1/09                      500,000       488,750
--------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor Corp.:
10.375% Sr. Unsec. Nts., 10/1/07                                                               850,000       828,750
10.50% Sr. Unsec. Sub. Nts., 2/1/09                                                          1,050,000     1,029,000
--------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/08                       1,115,000     1,103,850
--------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 9.875% Sr. Unsec. Sub. Nts., 7/1/10                            700,000       700,000
--------------------------------------------------------------------------------------------------------------------
Seagate Technology International, Inc., 12.50% Sr. Unsec. Sub. Nts., 11/15/07(3)               800,000       796,000
                                                                                                         -----------
                                                                                                           7,542,225
--------------------------------------------------------------------------------------------------------------------
Manufacturing--2.1%
Actuant Corp., 13% Sr. Sub. Nts., 5/1/09                                                       600,000       609,000
--------------------------------------------------------------------------------------------------------------------
Agco Corp., 9.50% Sr. Unsec. Nts., 5/1/08(3)                                                 1,000,000       970,000
--------------------------------------------------------------------------------------------------------------------
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                                                        500,000       291,250
--------------------------------------------------------------------------------------------------------------------
Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07(1)                                          400,000        22,000
--------------------------------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08                             850,000       575,875
--------------------------------------------------------------------------------------------------------------------
Exide Corp., 10% Sr. Unsec. Nts., 4/15/05                                                      500,000       430,000
--------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Corp., 11.25% Sr. Sub. Nts., 8/15/08(1)                              800,000       812,000
--------------------------------------------------------------------------------------------------------------------
Grove Worldwide LLC, 9.25% Sr. Sub. Nts., 5/1/08(1)(5)(6)                                    1,600,000        40,000
--------------------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07(1)                          250,000       196,250
--------------------------------------------------------------------------------------------------------------------
Insilco Corp., 12% Sr. Sub. Nts., 8/15/07                                                    1,200,000       570,000
--------------------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05                         500,000       506,875
--------------------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Unsec. Nts., Series D, 8/1/07(1)                          700,000       612,500
--------------------------------------------------------------------------------------------------------------------
Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08(1)                                  560,000       198,800
--------------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07                   560,000       512,400
--------------------------------------------------------------------------------------------------------------------
Terex Corp.:
8.875% Sr. Unsec. Sub. Nts., 4/1/08                                                            400,000       386,000
8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08                                                  400,000       386,000
                                                                                                         -----------
                                                                                                           7,118,950
--------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Broadcasting--1.4%
AMFM Operating, Inc., 12.625% Sr. Sub. Debs., Series E, 10/31/06(1)(8)                         148,500       163,721
--------------------------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07(9)                       975,000     1,028,625
--------------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 7/1/08                                      900,000       900,000
--------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09                   1,000,000       945,000
--------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Sub Nts., 7/1/11(3)                                              1,000,000     1,005,000
--------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Sub. Nts., 11/1/09                               800,000       748,000
--------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.75% Sr. Sub. Debs., 6/15/07                                        200,000       187,500
                                                                                                         -----------
                                                                                                           4,977,846


                         Oppenheimer High Income Fund/VA                       9

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                            Principal   Market Value
                                                                                            Amount      See Note 1
--------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video--10.4%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09                                                              $  360,000  $    319,500
8.125% Sr. Nts., Series B, 7/15/03(9)                                                        1,000,000       990,000
8.375% Sr. Nts., Series B, 2/1/08                                                            1,000,000       920,000
9.25% Sr. Nts., 10/1/02                                                                        390,000       392,925
9.875% Sr. Nts., Series B, 3/1/07                                                              140,000       139,300
10.25% Sr. Unsec. Sub. Nts., 6/15/11                                                         1,750,000     1,732,500
10.50% Sr. Unsec. Nts., Series B, 7/15/04                                                      340,000       344,675
10.875% Sr. Unsec. Nts., 10/1/10                                                               750,000       763,125
--------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0%/11.75% Sr. Disc. Nts., 5/15/11(3)(7)                                                      5,000,000     2,925,000
0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(7)                                                    3,150,000     2,165,625
8.25% Sr. Unsec. Nts., 4/1/07                                                                  350,000       333,375
10.75% Sr. Unsec. Nts., 10/1/09                                                              5,000,000     5,287,500
11.125% Sr. Unsec. Nts., 1/15/11                                                             1,000,000     1,060,000
--------------------------------------------------------------------------------------------------------------------
Classic Cable, Inc., 10.50% Sr. Sub. Nts., 3/1/10                                            1,000,000       295,000
--------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.875% Sr. Unsec. Debs., 2/15/18                                         1,000,000       925,587
--------------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 11.75% Sr. Disc. Nts., 12/15/05                            2,350,000     1,609,750
--------------------------------------------------------------------------------------------------------------------
Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08                                                  400,000       254,000
--------------------------------------------------------------------------------------------------------------------
Diva Systems Corp., 0%/12.625% Sr. Disc. Nts., Series B, 3/1/08(7)                             500,000        72,500
--------------------------------------------------------------------------------------------------------------------
EchoStar Broadband Corp., 10.375% Sr. Unsec. Nts., 10/1/07                                   2,950,000     2,964,750
--------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                           1,000,000       985,000
--------------------------------------------------------------------------------------------------------------------
Insight Communications Co., Inc., 0%/12.25% Sr. Disc. Nts., 2/15/11(3)(7)                    1,500,000       855,000
--------------------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09                              700,000       728,000
--------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Nts., 1/15/13(3)                              1,100,000     1,061,500
--------------------------------------------------------------------------------------------------------------------
NTL Communications Corp.:
0%/9.75% Sr. Unsec. Nts., Series B, 4/15/09(7)GBP                                            2,725,000     1,303,030
0%/11.50% Sr. Nts., 11/15/09(7)EUR                                                             500,000       144,980
9.875% Sr. Unsec. Nts., Series B, 11/15/09EUR                                                  600,000       313,665
11.50% Sr. Unsec. Nts., Series B, 10/1/08                                                    1,600,000     1,064,000
--------------------------------------------------------------------------------------------------------------------
NTL, Inc., 10% Sr. Nts., Series B, 2/15/07                                                     500,000       327,500
--------------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., 8.75% Sr. Nts., 7/15/07CAD                                        500,000       321,643
--------------------------------------------------------------------------------------------------------------------
Telewest Communications plc:
0%/9.25% Sr. Disc. Nts., 4/15/09(7)                                                          1,500,000       738,750
0%/9.875% Sr. Disc. Nts., 4/15/09(7)GBP                                                      1,300,000       877,594
11% Sr. Disc. Debs., 10/1/07                                                                   990,000       839,025
11.25% Sr. Nts., 11/1/08                                                                     1,990,000     1,781,050
--------------------------------------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts., Series B, 2/15/08(7)          1,040,000       353,600
--------------------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV:
0%/13.375% Sr. Unsec. Disc. Nts., Series B, 11/1/09(7)                                       1,000,000       165,000
10.875% Sr. Nts., 8/1/09EUR                                                                    250,000        74,077
10.875% Sr. Unsec. Nts., Series B, 8/1/09                                                    1,150,000       411,125
11.25% Sr. Nts., Series B, 11/1/09EUR                                                          500,000       147,097
                                                                                                         -----------
                                                                                                          35,986,748


10                       Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                            Principal   Market Value
                                                                                            Amount      See Note 1
--------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media--2.4%
Ackerley Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 1/15/09                               600,000  $    528,000
--------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                                  1,200,000     1,086,000
--------------------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., 9.375% Gtd. Sr. Sub. Nts., Series B, 2/1/09(5)(6)                     1,250,000       781,250
--------------------------------------------------------------------------------------------------------------------
GSP I Corp., 10.15% First Mtg. Bonds, 6/24/10(1)                                               400,940       406,778
--------------------------------------------------------------------------------------------------------------------
IPC Magazines Group plc, 0%/10.75% Bonds, 3/15/08(7)GBP                                      1,200,000     1,240,445
--------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 9.625% Sr. Unsec. Sub. Nts., 12/1/06                                        500,000       527,500
--------------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 12/15/08                            1,000,000       865,000
--------------------------------------------------------------------------------------------------------------------
Penton Media, Inc., 10.375% Sr. Sub. Nts., 6/15/11(3)                                        2,200,000     2,178,000
--------------------------------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp.,
12.75% Sr. Sub. Nts., 11/15/09                                                                 750,000       679,687
                                                                                                         -----------
                                                                                                           8,292,660
--------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--5.4%
360networks, Inc.:
13% Sr. Unsec. Nts., 5/1/08(5)EUR                                                              500,000         7,408
13% Sr. Unsec. Nts., 5/1/08(5)                                                                 400,000         8,000
--------------------------------------------------------------------------------------------------------------------
Allegiance Telecom, Inc., 0%/11.75% Sr. Unsec. Disc. Nts., Series B, 2/15/08(7)              1,000,000       575,000
--------------------------------------------------------------------------------------------------------------------
COLO.com, Inc., 13.875% Sr. Nts., 3/15/10(3)(5)(6)                                             600,000        88,500
--------------------------------------------------------------------------------------------------------------------
COLT Telecom Group plc:
0%/12% Sr. Unsec. Disc. Nts., 12/15/06(7)                                                      800,000       724,000
7.625% Bonds, 7/31/08DEM                                                                     1,000,000       337,631
10.125% Sr. Nts., 11/30/07GBP                                                                  200,000       264,403
--------------------------------------------------------------------------------------------------------------------
Concentric Network Corp., 12.75% Sr. Unsec. Nts., 12/15/07                                     800,000       248,000
--------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc., 0%/13.50% Sr. Disc. Nts., 3/15/08(7)                       1,000,000        85,000
--------------------------------------------------------------------------------------------------------------------
Equinix, Inc., 13% Sr. Unsec. Nts., 12/1/07(1)                                               1,000,000       625,000
--------------------------------------------------------------------------------------------------------------------
ESAT Telecom Group plc, 11.875% Sr. Unsec. Unsub. Nts., 11/1/09EUR                             500,000       516,426
--------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc.:
10.75% Sr. Nts., 12/15/09EUR                                                                 1,000,000       247,630
11.25% Sr. Nts., 7/1/08                                                                      1,600,000       560,000
--------------------------------------------------------------------------------------------------------------------
FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts., 4/15/08(1)(7)                          500,000        20,000
--------------------------------------------------------------------------------------------------------------------
FLAG Telecom Holdings Ltd.:
11.625% Sr. Nts., 3/30/10EUR                                                                   250,000       138,631
11.625% Sr. Unsec. Nts., 3/30/10                                                               250,000       158,750
--------------------------------------------------------------------------------------------------------------------
Focal Communications Corp., 11.875% Sr. Unsec. Nts., Series B, 1/15/10                         600,000       195,750
--------------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd.:
8.70% Sr. Nts., 8/1/07(3)                                                                    1,300,000       994,500
9.125% Sr. Unsec. Nts., 11/15/06                                                             1,100,000       871,750
--------------------------------------------------------------------------------------------------------------------
Global TeleSystems, Inc., 10.50% Sr. Unsec. Bonds, 12/1/06(5)EUR                               350,000        45,187
--------------------------------------------------------------------------------------------------------------------
Globix Corp., 12.50% Sr. Unsec. Nts., 2/1/10                                                   800,000       236,000
--------------------------------------------------------------------------------------------------------------------
GST Telecommunications, Inc., 0%/12.75% Sr. Sub. Nts., 11/15/07(1)(5)(7)                     1,250,000        18,750
--------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.:
0%/12.25% Sr. Disc. Nts., Series B, 3/1/09(7)                                                1,200,000       882,000
8.60% Sr. Unsec. Nts., Series B, 6/1/08                                                        500,000       492,500
8.875% Sr. Nts., 11/1/07                                                                       300,000       295,500
--------------------------------------------------------------------------------------------------------------------
Jazztel plc, 13.25% Sr. Unsec. Nts., 12/15/09EUR                                             1,500,000       476,212


                        Oppenheimer High Income Fund/VA                       11

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                            Principal   Market Value
                                                                                            Amount      See Note 1
--------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications  (continued)
KMC Telecom Holdings, Inc., 0%/12.50% Sr. Unsec. Disc. Nts., 2/15/08(7)                     $2,500,000  $    225,000
--------------------------------------------------------------------------------------------------------------------
KPNQwest BV, 8.875% Sr. Nts., 2/1/08(3)EUR                                                   1,000,000       651,882
--------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc.:
0%/10.50% Sr. Disc. Nts., 12/1/08(7)                                                         1,000,000       260,000
11% Sr. Unsec. Nts., 3/15/08                                                                   500,000       222,500
11.25% Sr. Unsec. Nts., 3/15/10                                                                650,000       279,500
--------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 8.125% Sr. Unsec. Nts., 2/15/09                                             1,000,000       532,500
--------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc.:
10% Sr. Nts., 12/15/09                                                                         500,000       192,500
10% Sr. Nts., 12/15/09(1)EUR                                                                   500,000       190,485
10% Sr. Unsec. Nts., Series B, 11/15/08                                                      1,000,000       385,000
--------------------------------------------------------------------------------------------------------------------
Metromedia International Group, Inc., 10.50% Sr. Unsec. Disc. Nts., 9/30/07(1)(2)              229,771       116,034
--------------------------------------------------------------------------------------------------------------------
MGC Communications, Inc./Mpower Holding Corp., 13% Sr. Unsec. Nts., 4/1/10                     600,000       159,000
--------------------------------------------------------------------------------------------------------------------
Netia Holdings BV, 0%/11% Sr. Disc. Nts., 11/1/07(7)DEM                                        500,000        91,983
--------------------------------------------------------------------------------------------------------------------
Netia Holdings II BV, 13.125% Sr. Nts., Series B, 6/15/09                                    1,350,000       587,250
--------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10(5)                                800,000        40,000
--------------------------------------------------------------------------------------------------------------------
Ntelos, Inc., 13% Sr. Nts., 8/15/10(1)                                                       1,000,000       705,000
--------------------------------------------------------------------------------------------------------------------
OpTel, Inc., 13% Sr. Nts., Series B, 2/15/05(1)(5)(6)                                          750,000       303,750
--------------------------------------------------------------------------------------------------------------------
PSINet, Inc.:
10.50% Sr. Unsec. Nts., 12/1/06(5)EUR                                                        1,000,000        38,097
11% Sr. Nts., 8/1/09(5)                                                                      1,000,000        65,000
--------------------------------------------------------------------------------------------------------------------
RCN Corp.:
0%/9.80% Sr. Disc. Nts., Series B, 2/15/08(7)                                                  500,000       142,500
10.125% Sr. Unsec. Nts., 1/15/10                                                               500,000       207,500
--------------------------------------------------------------------------------------------------------------------
Rhythms NetConnections, Inc., 14% Sr. Unsec. Nts., Series B, 2/15/10                           800,000        28,000
--------------------------------------------------------------------------------------------------------------------
RSL Communications plc:
10.50% Sr. Unsec. Nts., 11/5/08(5)(6)                                                          600,000        19,500
12.875% Sr. Unsec. Nts., 3/1/10(5)(6)                                                          550,000        17,875
--------------------------------------------------------------------------------------------------------------------
Tele1 Europe BV, 11.875% Sr. Nts., 12/1/09EUR                                                  600,000       294,617
--------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07(5)                                                    400,000         3,000
--------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner Telecom, Inc., 9.75% Sr. Nts., 7/15/08                     700,000       631,750
--------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11                              1,000,000       905,000
--------------------------------------------------------------------------------------------------------------------
Versatel Telecom International NV:
11.25% Sr. Nts., 3/30/10EUR                                                                    150,000        47,304
11.875% Sr. Nts., 7/15/09                                                                      500,000       182,500
--------------------------------------------------------------------------------------------------------------------
Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08(5)                                                 600,000        18,000
--------------------------------------------------------------------------------------------------------------------
WAM!NET, Inc., 0%/13.25% Sr. Unsec. Disc. Nts., Series B, 3/1/05(1)(7)                       2,100,000       115,500
--------------------------------------------------------------------------------------------------------------------
Williams Communications Group, Inc.:
10.875% Sr. Unsec. Nts., 10/1/09                                                             1,250,000       512,500
11.70% Sr. Unsec. Nts., 8/1/08(9)                                                            1,600,000       672,000
--------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10(5)(6)                                 1,000,000        12,500
--------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
9% Sr. Unsec. Nts., 3/15/08                                                                    800,000       228,000
9.625% Sr. Nts., 10/1/07                                                                       500,000       147,500
10.75% Sr. Unsec. Nts., 11/15/08                                                               400,000       130,000
10.75% Sr. Unsec. Nts., 6/1/09                                                                 850,000       276,250
                                                                                                         -----------
                                                                                                          18,749,805


12                       Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                            Principal   Market Value
                                                                                            Amount      See Note 1
--------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications--9.3%
AirGate PCS, Inc., 0%/13.50% Sr. Sub. Disc. Nts., 10/1/09(7)                                $  800,000  $    468,000
--------------------------------------------------------------------------------------------------------------------
Alamosa Delaware, Inc., 12.50% Sr. Nts., 2/1/11(3)                                             500,000       452,500
--------------------------------------------------------------------------------------------------------------------
American Tower Corp., 9.375% Sr. Nts., 2/1/09(3)                                             1,500,000     1,406,250
--------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., 0%/14% Sr. Unsec. Disc. Nts., 10/1/07(1)(5)(7)                   1,834,000         2,292
--------------------------------------------------------------------------------------------------------------------
Centennial Cellular Corp., 10.75% Sr. Sub. Nts., 12/15/08                                      800,000       744,000
--------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.:
0%/10.375% Sr. Disc. Nts., 5/15/11(7)                                                          300,000       188,250
0%/10.625% Sr. Unsec. Disc. Nts., 11/15/07(7)                                                  940,000       737,900
9% Sr. Nts., 5/15/11                                                                           750,000       667,500
9.375% Sr. Nts., 8/1/11(3)                                                                     800,000       726,000
10.75% Sr. Nts., 8/1/11                                                                        500,000       486,250
--------------------------------------------------------------------------------------------------------------------
CTI Holdings SA, 0%/11.50% Sr. Deferred Coupon Nts., 4/15/08(7)                              1,000,000       392,500
--------------------------------------------------------------------------------------------------------------------
Horizon PCS, Inc., 0%/14% Sr. Unsec. Sub. Nts., 10/1/10(7)                                   1,300,000       513,500
--------------------------------------------------------------------------------------------------------------------
IPCS, Inc., 0%/14% Sr. Unsec. Disc. Nts., 7/15/10(7)                                           750,000       307,500
--------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc., 12.50% Sr. Nts., 4/15/10                                    550,000       365,750
--------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06                                     700,000       528,500
--------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc.:
0%/12% Sr. Unsec. Disc. Nts., 6/1/09(7)                                                      1,000,000       430,000
0%/14% Sr. Disc. Nts., Series B, 6/1/06(7)                                                     700,000       521,500
--------------------------------------------------------------------------------------------------------------------
Millicom International Cellular SA, 13.50% Sr. Disc. Nts., 6/1/06                              300,000       259,500
--------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
0%/9.75% Sr. Disc. Nts., 10/31/07(7)                                                           250,000       167,188
0%/10.65% Sr. Disc. Nts., 9/15/07(7)                                                           700,000       496,125
--------------------------------------------------------------------------------------------------------------------
Omnipoint Corp., 11.50% Sr. Nts., 9/15/09(1)                                                 2,200,000     2,541,000
--------------------------------------------------------------------------------------------------------------------
ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04(1)(5)(6)                        600,000         9,000
--------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts., 1/15/07(7)                            1,150,000       419,750
--------------------------------------------------------------------------------------------------------------------
Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts., 3/15/08(7)                              500,000       260,000
--------------------------------------------------------------------------------------------------------------------
Polska Telefoniz Cyfrowa International Financial II SA, 11.25% Sr. Sub. Nts., 12/1/09EUR       400,000       348,799
--------------------------------------------------------------------------------------------------------------------
Price Communications Wireless, Inc., 9.125% Sr. Sec. Nts., Series B, 12/15/06                  500,000       520,000
--------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 13% Disc. Nts., 5/31/09(1)(8)                                              476,601       483,316
--------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                1,600,000     1,560,000
--------------------------------------------------------------------------------------------------------------------
SBA Communications Corp.:
0%/12% Sr. Unsec. Disc. Nts., 3/1/08(7)                                                      2,820,000     2,270,100
10.25% Sr. Unsec. Nts., 2/1/09                                                               1,800,000     1,656,000
--------------------------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc.:
0%/11.25% Sr. Unsec. Disc. Nts., 4/15/09(7)                                                    400,000       186,000
0%/12% Sr. Disc. Nts., 7/15/08(7)                                                            1,640,000       889,700
10.75% Sr. Unsec. Nts., Series B, 3/15/10                                                      300,000       256,500
--------------------------------------------------------------------------------------------------------------------
TeleCorp PCS, Inc.:
0%/11.625% Sr. Unsec. Sub. Disc. Nts., 4/15/09(7)                                              800,000       504,000
10.625% Sr. Unsec. Sub. Nts., 7/15/10                                                        1,600,000     1,512,000
--------------------------------------------------------------------------------------------------------------------
Tritel PCS, Inc.:
0%/12.75% Sr. Unsec. Sub. Disc. Nts., 5/15/09(7)                                               800,000       512,000
10.375% Sr. Sub. Nts., 1/15/11                                                               1,500,000     1,380,000


                        Oppenheimer High Income Fund/VA                       13

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                            Principal   Market Value
                                                                                            Amount      See Note 1
--------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications  (continued)
Triton PCS, Inc.:
0%/11% Sr. Unsec. Sub. Disc. Nts., 5/1/08(7)                                                $  600,000  $    486,750
9.375% Sr. Unsec. Sub. Nts., 2/1/11                                                            800,000       780,000
--------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B, 11/1/09(7)                2,000,000       992,500
--------------------------------------------------------------------------------------------------------------------
VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts., 11/15/09                                4,000,000     4,580,000
                                                                                                         -----------
                                                                                                          32,008,420
--------------------------------------------------------------------------------------------------------------------
Metals/Minerals--1.9%
AK Steel Corp.:
7.875% Sr. Unsec. Nts., 2/15/09                                                                500,000       490,000
9.125% Sr. Nts., 12/15/06                                                                      500,000       515,000
--------------------------------------------------------------------------------------------------------------------
California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B, 4/1/09                     300,000       265,500
--------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 11.75% Sr. Sec. Nts., 4/15/08(3)                                       1,000,000     1,045,000
--------------------------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08                            1,500,000       892,500
--------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp.:
10.875% Sr. Nts., Series B, 10/15/06                                                           400,000       384,000
12.75% Sr. Sub. Nts., 2/1/03                                                                 1,600,000     1,432,000
--------------------------------------------------------------------------------------------------------------------
Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts., 7/15/08(7)                               1,000,000       465,000
--------------------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07(1)                                                      740,000       677,100
--------------------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09                              1,300,000       461,500
                                                                                                         -----------
                                                                                                           6,627,600
--------------------------------------------------------------------------------------------------------------------
Retail--0.8%
Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08(7)                                    1,000,000       667,500
--------------------------------------------------------------------------------------------------------------------
Elizabeth Arden, Inc., 11.75% Sr. Sec. Nts., Series B, 2/1/11                                  500,000       533,750
--------------------------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9% Debs., 5/1/08                                                     900,000       832,500
--------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08                                             600,000       561,000
                                                                                                         -----------
                                                                                                           2,594,750
--------------------------------------------------------------------------------------------------------------------
Service--7.2%
Allied Waste North America, Inc.:
7.875% Sr. Unsec. Nts., Series B, 1/1/09                                                     3,500,000     3,613,750
8.875% Sr. Sec. Nts., 4/1/08                                                                   500,000       491,250
10% Sr. Unsec. Sub. Nts., Series B, 8/1/09(3)                                                2,600,000     2,681,250
--------------------------------------------------------------------------------------------------------------------
American Plumbing & Mechanical, Inc., 11.625% Sr. Sub. Nts., Series B, 10/15/08                500,000       497,500
--------------------------------------------------------------------------------------------------------------------
AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts., 3/15/08(7)                                        450,000        34,313
--------------------------------------------------------------------------------------------------------------------
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08(1)                                            940,000       568,700
--------------------------------------------------------------------------------------------------------------------
Applied Extrusion Technologies, Inc., 10.75% Sr. Nts., 7/1/11(3)                             1,250,000     1,268,750
--------------------------------------------------------------------------------------------------------------------
Brand Scaffold Service, Inc., 10.25% Sr. Unsec. Nts., 2/15/08                                1,000,000       933,750
--------------------------------------------------------------------------------------------------------------------
Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06                                           1,200,000       486,000
--------------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                                      350,000       281,750
--------------------------------------------------------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07                                                     625,000       592,188
--------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08                          915,000       933,300
--------------------------------------------------------------------------------------------------------------------
Integrated Electrical Services, Inc.:
9.375% Sr. Sub. Nts., 2/1/09(3)                                                              1,000,000       985,000
9.375% Sr. Sub. Nts., Series B, 2/1/09                                                         600,000       591,000


14                      Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                            Principal   Market Value
                                                                                            Amount      See Note 1
--------------------------------------------------------------------------------------------------------------------
Service (continued)
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                                    $1,000,000  $  1,012,500
--------------------------------------------------------------------------------------------------------------------
IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09                                  650,000       614,250
--------------------------------------------------------------------------------------------------------------------
Key3Media Group, Inc., 11.25% Sr. Sub. Nts., 6/15/11                                         2,000,000     1,970,000
--------------------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09                                750,000       746,250
--------------------------------------------------------------------------------------------------------------------
Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2, 8/13/10(1)                             1,500,000     1,064,063
--------------------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc., 7.375% Sr. Unsec. Nts., 8/15/05  1,200,000       918,000
--------------------------------------------------------------------------------------------------------------------
Stericycle, Inc., 12.375% Sr. Unsec. Sub. Nts., Series B, 11/15/09                             700,000       760,375
--------------------------------------------------------------------------------------------------------------------
Stewart Enterprises, Inc., 10.75% Sr. Sub. Nts., 7/1/08(3)                                   1,800,000     1,863,000
--------------------------------------------------------------------------------------------------------------------
United Rentals, Inc.:
9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09                                                  900,000       846,000
10.75% Sr. Unsec. Nts., 4/15/08(3)                                                           1,000,000     1,040,000
                                                                                                         -----------
                                                                                                          24,792,939
--------------------------------------------------------------------------------------------------------------------
Transportation--4.7%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                                         1,000,000       956,250
--------------------------------------------------------------------------------------------------------------------
Amtran, Inc.:
9.625% Nts., 12/15/05                                                                          800,000       684,000
10.50% Sr. Nts., 8/1/04                                                                      1,800,000     1,593,000
--------------------------------------------------------------------------------------------------------------------
Atlas Air, Inc.:
9.25% Sr. Nts., 4/15/08                                                                        500,000       352,500
10.75% Sr. Nts., 8/1/05                                                                        700,000       549,500
--------------------------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 11.50% Sr. Unsec. Sub. Nts., 4/15/06                            600,000       570,000
--------------------------------------------------------------------------------------------------------------------
Delco Remy International, Inc., 11% Sr. Sub. Nts., 5/1/09(3)                                 1,900,000     1,985,500
--------------------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
9% Sr. Sub. Nts., 5/1/09(3)                                                                  1,400,000     1,323,000
9% Sr. Sub. Nts., Series B, 5/1/09                                                           1,300,000     1,228,500
9% Sr. Sub. Nts., Series B, 5/1/09EUR                                                          300,000       234,932
--------------------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., 11.875% Sr. Nts., 6/15/06(3)                              1,200,000     1,170,000
--------------------------------------------------------------------------------------------------------------------
Hayes Wheels International, Inc., 11% Sr. Sub. Nts., 7/15/06                                   400,000       334,000
--------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., Units (each unit consists of $1,000 principal amount of 12% first priority ship mtg. sr. sec. nts., 7/15/05
and one warrant to purchase five shares of common stock)(1)(2)(10)                             700,000       385,000
--------------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07(3)                1,000,000       555,000
--------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., Series D, 6/15/07                       800,000       492,000
--------------------------------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 10.50% Sec. Nts., 12/31/07(1)                               300,046       136,521
--------------------------------------------------------------------------------------------------------------------
Sea Containers Ltd., 7.875% Sr. Nts., 2/15/08                                                1,500,000       855,000
--------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11(3)                                           1,600,000     1,624,000
--------------------------------------------------------------------------------------------------------------------
Tenneco, Inc., 11.625% Sr. Unsec. Sub. Nts., Series B, 10/15/09                                600,000       309,000
--------------------------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.50% Sr. Sec. Nts., 12/15/04(5)(6)                               950,000       954,750
                                                                                                         -----------
                                                                                                          16,292,453


                        Oppenheimer High Income Fund/VA                       15

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                            Principal   Market Value
                                                                                            Amount      See Note 1
--------------------------------------------------------------------------------------------------------------------
Utility--3.0%
AES Corp. (The):
8.75% Sr. Unsec. Unsub. Nts., 6/15/08                                                       $1,500,000  $  1,481,250
8.875% Sr. Unsec. Nts., 2/15/11                                                                500,000       491,250
9.375% Sr. Unsec. Nts., 9/15/10                                                                700,000       710,500
--------------------------------------------------------------------------------------------------------------------
AES Drax Energy Ltd., 11.50% Sr. Sec. Sub. Nts., 8/30/10                                     1,000,000     1,090,000
--------------------------------------------------------------------------------------------------------------------
Azurix Corp., 10.75% Sr. Unsec. Nts., Series B, 2/15/10                                        300,000       310,500
--------------------------------------------------------------------------------------------------------------------
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B, 12/15/09                          500,000      492,500
--------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
8.50% Sr. Nts., 4/15/11                                                                        500,000       486,420
9.875% Sr. Unsec. Nts., 10/15/07                                                             2,000,000     2,087,222
--------------------------------------------------------------------------------------------------------------------
El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11(9)(11)                      555,000       600,376
--------------------------------------------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds, Series B, 12/30/11                        1,000,000       976,897
--------------------------------------------------------------------------------------------------------------------
ITC/DeltaCom, Inc., 9.75% Sr. Unsec. Nts., 11/15/08                                          2,250,000     1,563,750
                                                                                                         -----------
                                                                                                          10,290,665
                                                                                                         -----------
Total Corporate Bonds and Notes (Cost $337,942,959)                                                      285,176,183

                                                                                            Shares
====================================================================================================================
Preferred Stocks--3.8%
--------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.(1)(8)                                      11,732           117
--------------------------------------------------------------------------------------------------------------------
CGA Group Ltd., Series A, Vtg.(1)(8)                                                           103,820     2,595,500
--------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
12.25% Sr. Exchangeable, Non-Vtg.(8)                                                             1,528     1,379,020
13% Sr. Exchangeable, Non-Vtg.(8)                                                                1,293     1,141,072
--------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg.(1)(8)                                498            50
--------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg.(1)                     8,000       132,000
--------------------------------------------------------------------------------------------------------------------
Fidelity Federal Bank, l2% Non-Cum. Exchangeable, Series A, Non-Vtg.(1)                             20           505
--------------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 10.50% Sr. Exchangeable, Non-Vtg.(8)                              7,500       433,125
--------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.(1)(8)                                            342             5
--------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 13.50% Exchangeable, Series B(8)                                1,105     1,107,762
--------------------------------------------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable, Non-Vtg.(1)(6)(8)                7,274           909
--------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 11.125% Exchangeable, Series E, Non-Vtg.(8)                         1,511       910,378
--------------------------------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 7.50% Cum. Cv., Series A(1)(6)(8)                            16,406        98,436
--------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg.(8)                              57       525,825
--------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8.625% Exchangeable, Series H, Non-Vtg                                                          15,000     1,143,750
9.20% Exchangeable, Series F, Non-Vtg.(1)                                                        2,500       195,625
--------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg.(8)                                    1,841     1,532,633
--------------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc.:
13.75% Exchangeable, Non-Vtg.(1)                                                                    84       182,700
13.75% Exchangeable, Series B, Non-Vtg                                                             196       426,300
--------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A(1)                               10,000     1,000,000
--------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.
13.50% Sr., Series E, Non-Vtg.(8)                                                                  740        46,250
14% Cum. Sr. Exchangeable Redeemable, Non-Vtg.(8)                                               39,502       187,635
                                                                                                         -----------
Total Preferred Stocks (Cost $21,140,323)                                                                 13,039,597


16                       Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                        Market Value
                                                                                            Shares      See Note 1
====================================================================================================================
Common Stocks--0.5%
--------------------------------------------------------------------------------------------------------------------
Aurora Foods, Inc.(1)(6)                                                                        12,397  $     33,968
--------------------------------------------------------------------------------------------------------------------
Celcaribe SA(1)(6)                                                                             121,950       198,169
--------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.(6)                                                                     194,238     1,320,818
--------------------------------------------------------------------------------------------------------------------
Equitable Bag, Inc.(1)(6)                                                                        3,723            --
--------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc. (Liquidation Trust Certificates)(1)(6)                                 226             2
--------------------------------------------------------------------------------------------------------------------
Gulfstream Holding, Inc.(1)(6)                                                                      56            --
--------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd.(6)                                                       42,107        71,582
--------------------------------------------------------------------------------------------------------------------
OpTel, Inc., Non-Vtg.(1)(6)                                                                        945             9
--------------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc., Cl. C(1)(6)                                                             7,250        36,250
--------------------------------------------------------------------------------------------------------------------
Southern Pacific Funding Corp. Liquidating Trust(1)(6)                                         251,604            --
--------------------------------------------------------------------------------------------------------------------
WRC Media Corp.(1)(6)                                                                            1,353            14
                                                                                                         -----------
Total Common Stocks (Cost $1,908,825)                                                                      1,660,812

                                                                                            Units
====================================================================================================================
Rights, Warrants and Certificates--0.2%
--------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06(1)                                                             500        25,250
--------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc. Wts., Exp. 10/1/07(1)                                                 1,434           717
--------------------------------------------------------------------------------------------------------------------
CGA Group Ltd. Wts., Exp. 6/16/07(1)                                                            62,000        18,600
--------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. Wts., Exp. 10/1/09(1)                             1,100        20,350
--------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp. Wts.:
Exp. 1/23/03(1)                                                                                  8,351            --
Exp. 1/23/03(1)                                                                                  4,766            --
Exp. 9/1/04(1)                                                                                  14,000            --
--------------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10(1)                                                               600             6
--------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07(1)                                                    750        11,625
--------------------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/1/08(1)                                              2,000           700
--------------------------------------------------------------------------------------------------------------------
Decrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08(1)                                            1,750            --
--------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08(1)                                                          1,500            15
--------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05(1)                                                 475         1,662
--------------------------------------------------------------------------------------------------------------------
Equinix, Inc. Wts., Exp. 12/1/07(1)                                                              1,000        20,125
--------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc. Wts., Exp. 7/15/05(1)                                               52,500           525
--------------------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc. Litigation Wts                                                       15,626        20,470
--------------------------------------------------------------------------------------------------------------------
Horizon PCS, Inc. Wts., Exp. 10/1/10(1)                                                          1,299        25,818
--------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05(1)                                                   5,940           624
--------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06(1)                                                                                 10,561           528
Exp. 5/16/06                                                                                        16             4
--------------------------------------------------------------------------------------------------------------------
In-Flight Phone Corp. Wts., Exp. 8/31/02(1)                                                        950            --
--------------------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07(1)                                                                765             8
--------------------------------------------------------------------------------------------------------------------
IPCS, Inc. Wts., Exp. 6/15/10(1)                                                                   750        15,375
--------------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08(1)                                                 2,455         1,227
--------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. Wts., Exp. 4/15/10(1)                                            550        22,066
--------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08(1)                                            800             8
--------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07(1)                                            800             8


                        Oppenheimer High Income Fund/VA                       17

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                        Market Value
                                                                                            Units       See Note 1
====================================================================================================================
Rights, Warrants and Certificates  (continued)
--------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc. Wts., Exp. 6/1/06(3)                                          3,200  $     62,400
--------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp. 7/15/05(1)                                                1,500            15
--------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10(1)                                                               1,000         5,125
--------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10                                                        20,000       175,600
--------------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc., 9% Cv. Sub. Nts. Wts., Exp. 3/31/03
(cv. into Metromedia International Group, Inc.)(1)                                                 170             2
--------------------------------------------------------------------------------------------------------------------
Protection One, Inc. Wts.:
Exp. 11/1/03(1)                                                                                 28,000            --
Exp. 6/30/05(1)                                                                                  1,600           160
--------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp. Wts., Exp. 5/1/09(3)                                                            1,000       400,875
--------------------------------------------------------------------------------------------------------------------
Real Time Data Co. Wts., Exp. 5/31/04(1)                                                       121,440         1,214
--------------------------------------------------------------------------------------------------------------------
Republic Technologies International LLC Wts., Exp. 7/15/09(1)                                      500             5
--------------------------------------------------------------------------------------------------------------------
Telergy, Inc. Wts., Exp. 9/25/10(1)                                                              2,019            20
--------------------------------------------------------------------------------------------------------------------
Telus Corp. Wts., Exp. 9/15/05                                                                   1,079        16,185
--------------------------------------------------------------------------------------------------------------------
WAM!NET, Inc. Wts., Exp. 3/1/05(1)                                                               5,250            53
                                                                                                        ------------
Total Rights, Warrants and Certificates (Cost $249,248)                                                      847,365

                                                                                           Principal
                                                                                           Amount
====================================================================================================================
Structured Instruments--0.5%
--------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The), High Yield Index Medium-Term Nts., 6%, 2/14/02
(Cost $2,000,000)                                                                          $ 2,000,000     1,982,800
====================================================================================================================
Repurchase Agreements--7.4%
--------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Deutsche Bank Securities, Inc., 3.92%, dated 6/29/01, to be repurchased at $25,464,316 on 7/2/01, collateralized by U.S. Treasury Bonds,
8.875%-10.375%, 11/15/09-2/15/19, with a value of $26,062,675 (Cost $25,456,000)            25,456,000    25,456,000
--------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $400,743,873)                                                   98.0%  338,146,690
--------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                    2.0     6,729,880
                                                                                           -----------  ------------
Net Assets                                                                                       100.0% $344,876,570
                                                                                           -----------  ------------


Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

CAD -- Canadian Dollar                        EUR -- Euro
DEM -- German Mark                            GBP -- British Pound Sterling

(1) Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.

(2) Represents the current interest rate for a variable or increasing rate security.

(3) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $67,053,273 or 19.44% of the Fund's net assets as of June 30, 2001.

(4) Zero-coupon bond reflects the effective yield on the date of purchase.

(5) Issuer is in default.

(6) Non-income-producing security.

(7) Denotes a step bond: a zero-coupon bond that converts to a fixed or variable interest rate at a designated future date.

(8) Interest or dividend is paid in kind.

(9) Securities with an aggregate market value of $2,388,500 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

(10) Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.

(11) A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.


18                       Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

====================================================================================================================
Assets
Investments, at value (cost $400,743,873)--see accompanying statement                                   $338,146,690
--------------------------------------------------------------------------------------------------------------------
Cash                                                                                                          36,590
--------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                         20,048
--------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                                 7,429,634
Shares of beneficial interest sold                                                                           319,431
Investments sold                                                                                             180,020
Closed foreign currency contracts                                                                             17,990
Other                                                                                                          3,041
                                                                                                       -------------
Total assets                                                                                             346,153,444

====================================================================================================================
Liabilities
Unrealized depreciation on foreign currency contracts                                                         13,383
--------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                        671,439
Shares of beneficial interest redeemed                                                                       513,805
Shareholder reports                                                                                           63,722
Trustees' compensation                                                                                             1
Other                                                                                                         14,524
                                                                                                       -------------
Total liabilities                                                                                          1,276,874

====================================================================================================================
Net Assets                                                                                              $344,876,570
                                                                                                       =============
====================================================================================================================
Composition of Net Assets
Par value of shares of beneficial interest                                                              $     40,384
--------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                               422,447,719
--------------------------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                                                     17,091,389
--------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and foreign currency transactions                    (32,106,558)
--------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments and translation of
assets and liabilities denominated in foreign currencies                                                 (62,596,364)
                                                                                                       -------------
Net assets--applicable to 40,383,841 shares of beneficial
interest outstanding                                                                                    $344,876,570
                                                                                                       =============
====================================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                                $       8.54


See accompanying Notes to Financial Statements.


                        Oppenheimer High Income Fund/VA                       19

--------------------------------------------------------------------------------
Statement of Operations  For the Six Months Ended June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

====================================================================================================================
Investment Income
Interest                                                                                                $ 17,549,445
--------------------------------------------------------------------------------------------------------------------
Dividends                                                                                                  1,053,863
                                                                                                        ------------
Total income                                                                                              18,603,308

====================================================================================================================
Expenses
Management fees                                                                                            1,302,730
--------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                           91,057
--------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                         3,960
--------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                    3,483
--------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                                  1,259
--------------------------------------------------------------------------------------------------------------------
Other                                                                                                         24,265
                                                                                                        ------------
Total expenses                                                                                             1,426,754
Less reduction to custodian expenses                                                                          (2,307)
                                                                                                        ------------
Net expenses                                                                                               1,424,447

====================================================================================================================
Net Investment Income                                                                                     17,178,861
====================================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                                               (8,779,229)
Closing of futures contracts                                                                               1,163,944
Foreign currency transactions                                                                               (446,796)
                                                                                                        ------------
Net realized gain (loss)                                                                                  (8,062,081)
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                               (1,796,915)
Translation of assets and liabilities denominated in foreign currencies                                     (765,924)
                                                                                                        ------------
Net change                                                                                                (2,562,839)
Net realized and unrealized gain (loss)                                                                  (10,624,920)
====================================================================================================================
Net Increase in Net Assets Resulting from Operations                                                    $  6,553,941
                                                                                                        ============

See accompanying Notes to Financial Statements.


20                       Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                            Six Months
                                                                                            Ended                 Year Ended
                                                                                            June 30, 2001         December 31,
                                                                                            (Unaudited)           2000
==============================================================================================================================
Operations
Net investment income (loss)                                                                $ 17,178,861          $ 34,458,330
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                      (8,062,081)          (12,609,134)
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                          (2,562,839)          (34,460,833)
                                                                                            ------------          ------------
Net increase (decrease) in net assets resulting from operations                                6,553,941           (12,611,637)
==============================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                                         (34,924,849)          (33,307,606)
==============================================================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions                                                              39,714,937            38,623,186
==============================================================================================================================
Net Assets
Total increase (decrease)                                                                     11,344,029            (7,296,057)
------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                          333,532,541           340,828,598
                                                                                            ------------          ------------
End of period [including undistributed (overdistributed) net investment
income of $17,091,389 and $34,837,377, respectively]                                        $344,876,570          $333,532,541
                                                                                            ============          ============

See accompanying Notes to Financial Statements.


                        Oppenheimer High Income Fund/VA                       21

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                  Six Months
                                                  Ended June 30,
                                                  2001           Year Ended December 31,
                                                  (Unaudited)    2000         1999         1998          1997          1996
================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                 $9.27         $10.72       $11.02       $11.52        $11.13        $10.63
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .41           1.00         1.01          .95           .94           .97
Net realized and unrealized gain (loss)               (.19)         (1.36)        (.55)        (.90)          .37           .58
--------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations         .22           (.36)         .46          .05          1.31          1.55
--------------------------------------------------------------------------------------------------------------------------------

Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.95)         (1.09)        (.76)        (.25)         (.91)        (1.05)
Distributions from net realized gain                    --             --           --         (.30)         (.01)           --
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.95)         (1.09)        (.76)        (.55)         (.92)        (1.05)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.54          $9.27       $10.72       $11.02        $11.52        $11.13
                                                     =====          =====       ======       ======        ======        ======
================================================================================================================================
Total Return, at Net Asset Value(1)                   1.97%         (3.74)%       4.29%        0.31%        12.21%        15.26%
================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $344,877       $333,533     $340,829     $328,563      $291,323      $191,293
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $356,599       $329,260     $340,519     $322,748      $223,617      $157,203
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                 9.71%         10.47%        9.61%        8.65%         8.88%         9.18%
Expenses                                              0.81%          0.79%        0.75%        0.78%(3)      0.82%(3)      0.81%(3)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 24%            31%          33%         161%          168%          125%


(1) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

(2) Annualized for periods of less than one full year.

(3) Expense ratio reflects the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


22                       Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)
--------------------------------------------------------------------------------

================================================================================

1. Significant Accounting Policies

Oppenheimer High Income Fund/VA (the Fund) is a separate series of
Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income from investment in high yield fixed income securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

Securities Valuation. Securities listed or traded on National Stock
Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------

Structured Notes. The Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying foreign currency exchange rate. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2001, the market value of these securities comprised 0.5% of the Fund's net assets and resulted in unrealized losses in the current period of $17,200. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.

--------------------------------------------------------------------------------

Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2001, securities with an aggregate market value of $5,858,207, representing 1.70% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------

Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------

Repurchase Agreements. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.


                        Oppenheimer High Income Fund/VA                       23

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================

1. Significant Accounting Policies (continued)

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

     As of June 30, 2001, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $28,594,471. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

As of December 31, 2000, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

                     Expiring
                     ----------------------------------------------
                         2006                           $ 3,401,577
                         2007                             4,933,260
                         2008                            11,572,833
                                                       ------------
                        Total                           $19,907,670
                                                       ============

--------------------------------------------------------------------------------

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------

Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------

Other. The Fund adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund began amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $409,614 decrease to cost of securities and a corresponding $409,614 decrease in net unrealized depreciation, based on securities held as of December 31, 2000.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


24                       Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================

2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                       Six Months Ended June 30, 2001    Year Ended December 31, 2000
                                                       ------------------------------    -----------------------------
                                                       Shares        Amount              Shares         Amount
----------------------------------------------------------------------------------------------------------------------
Sold                                                    9,561,310    $ 87,560,425         14,844,051    $ 144,443,891
Dividends and/or distributions reinvested               3,924,140      34,924,848          3,447,992       33,307,606
Redeemed                                               (9,098,535)    (82,770,336)       (14,076,683)    (139,128,311)
                                                       ----------    ------------        -----------    -------------
Net increase (decrease)                                 4,386,915    $ 39,714,937          4,215,360    $  38,623,186
                                                       ==========    ============        ===========    =============

================================================================================

3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2001, were $126,533,107 and $73,207,112, respectively.

--------------------------------------------------------------------------------

4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for the six months ended June 30, 2001, was an annualized rate of 0.74%.

--------------------------------------------------------------------------------

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed-upon per account fee.

--------------------------------------------------------------------------------

5. Foreign Currency Contracts

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of June 30, 2001, the Fund had outstanding foreign currency contracts as follows:

                                               Expiration  Contract         Valuation as of   Unrealized      Unrealized
Contract Description                           Dates       Amounts (000s)   June 30, 2001     Appreciation    Depreciation
--------------------------------------------------------------------------------------------------------------------------
Contracts to Sell
-----------------
British Pound Sterling (GBP)                   12/5/01      2,785  GBP      $3,892,738          $20,048         $    --
Canadian Dollar (CAD)                           7/3/01        540  CAD         355,806               --          13,383
                                                                                                -------         -------
Total Unrealized Appreciation and Depreciation                                                  $20,048         $13,383
                                                                                                =======         =======


                        Oppenheimer High Income Fund/VA                       25

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================

6. Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

     The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.

     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

     Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.

     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

================================================================================

7. Illiquid or Restricted Securities

As of June 30, 2001, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2001, was $26,918,247, which represents 7.81% of the Fund's net assets, of which $2,649,284 is considered restricted. Information concerning restricted securities is as follows:


                                                                                   Valuation Per    Unrealized
                                               Acquisition         Cost            Unit as of       Appreciation
Security                                       Dates               Per Unit        June 30, 2001    (Depreciation)
------------------------------------------------------------------------------------------------------------------
Stocks and Warrants
-------------------
Aurora Foods, Inc.                                     9/18/00     $ 0.00            $ 2.74           $33,968
CGA Group Ltd. Wts., Exp. 6/16/07                      6/17/97       0.00              0.30            18,600
CGA Group Ltd., Series A, Vtg.                 6/17/97-4/17/01      25.00             25.00                --
Geotek Communications, Inc.                             4/6/00       0.00              0.01                 2
Real Time Data Co. Wts., Exp. 5/31/04                  6/30/99       0.01              0.01                --


26                        Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA
--------------------------------------------------------------------------------
A Series of Oppenheimer Variable Account Funds

================================================================================

Officers and Trustees     James C. Swain, Trustee, CEO and Chairman of the Board
                          Bridget A. Macaskill, Trustee and President
                          William L. Armstrong, Trustee
                          Robert G. Avis, Trustee
                          George C. Bowen, Trustee
                          Edward L. Cameron, Trustee
                          Jon S. Fossel, Trustee
                          Sam Freedman, Trustee
                          C. Howard Kast, Trustee
                          Robert M. Kirchner, Trustee
                          F. William Marshall, Jr., Trustee
                          David P. Negri, Vice President
                          Thomas P. Reedy, Vice President
                          Andrew J. Donohue, Vice President and Secretary
                          Brian W. Wixted, Treasurer
                          Robert J. Bishop, Assistant Treasurer
                          Scott T. Farrar, Assistant Treasurer
                          Robert G. Zack, Assistant Secretary

================================================================================

Investment Advisor        OppenheimerFunds, Inc.

================================================================================

Transfer Agent            OppenheimerFunds Services

================================================================================

Custodian of Portfolio
Securities                The Bank of New York

================================================================================

Independent Auditors      Deloitte & Touche LLP

================================================================================

Legal Counsel             Myer, Swanson, Adams & Wolf, P.C.

                          The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                          For more complete information about Oppenheimer High Income Fund/VA, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds, Inc.at 1.800.981.2871.

         (C)Copyright 2001 OppenheimerFunds, Inc. All rights reserved.


                        Oppenheimer High Income Fund/VA                       27